PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 7 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31,
	2020	2019
	U.S. dollars in thousands
Advance to suppliers	2,543	1,412
Discount from service provider	46	63
Prepaid expenses	2,298	413
Government institutions	634	356
	5,521	2,244

The fair value of other receivables, which constitute of financial assets, approximates their carrying amount.